Other Receivables (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Government institutions		$ 72	$ 98
Current tax assets		65	87
Financial asset at amortized cost	[1]	66	67
Prepaid expenses		50	51
Investments at fair value through other comprehensive income		53	40
Other		88	60
Total other receivables		$ 394	$ 403

[1]	See Note 21 E.3